PENSIONS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pensions

25.	PENSIONS
Defined contribution scheme

We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charges to net income for the years ended December 31, 2023, 2022 and 2021 was $1.6 million, $1.7 million and $2.2 million, respectively.
Defined benefit schemes

We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employees' years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers. We use December 31 as the measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Service cost	(33)	(75)	(120)
Interest cost	(1,622)	(1,087)	(879)
Expected return on plan assets	427	254	214
Recognized actuarial loss	(307)	(774)	(1,131)
Net periodic benefit cost	(1,535)	(1,682)	(1,916)

The components of net periodic benefit costs are recognized in the consolidated statement of operations within "administrative expenses" and "vessel operating expenses" amounting to $0.2 million, (2022: $0.1 million) and $1.4 million (2022: $1.6 million), respectively.

The estimated net loss for the defined benefit pension plans that was amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2023 is $0.3 million (2022: $0.8 million).

The change in projected benefit obligation and plan assets and reconciliation of funded status for the years ended December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Reconciliation of benefit obligation:
Benefit obligation at January 1	34,078	47,215
Service cost	33	75
Interest cost	1,622	1,087
Actuarial loss/(gain) (1)	246	(10,106)
Foreign currency exchange rate changes	383	(1,227)
Benefit payments	(2,929)	(2,966)
Projected benefit obligation at December 31	33,433	34,078
(1) Actuarial gain is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.
The accumulated benefit obligation at December 31, 2023 and 2022 was $33.2 million and $33.9 million, respectively.

(in thousands of $)	2023	2022
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	9,809	15,858
Actual return on plan assets	433	(4,392)
Employer contributions	2,175	2,900
Foreign currency exchange rate changes	474	(1,591)
Benefit payments	(2,929)	(2,966)
Fair value of plan assets at December 31	9,962	9,809

The amounts recognized in accumulated other comprehensive income, as of December 31, 2023 and 2022, is $4.5 million and $4.4 million, respectively.

The actuarial loss recognized in other comprehensive income/(loss) is net of tax of $0.4 million, $0.3 million, and $0.7 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Employer contributions and benefits paid under the pension plans include $2.2 million and $2.9 million paid from employer assets for the years ended December 31, 2023 and 2022, respectively.

Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2023			December 31, 2022
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(7,597)	(25,836)	(33,433)	(7,073)	(27,005)	(34,078)
Fair value of plan assets	9,331	631	9,962	8,801	1,008	9,809
Funded (unfunded) status at end of year	1,734	(25,205)	(23,471)	1,728	(25,997)	(24,269)

The fair value of our plan assets, by category, as of December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Equity securities	9,331	8,801
Cash	631	1,008
	9,962	9,809

The asset allocation for our Marine scheme at December 31, 2023 and 2022, by asset category are as follows:

Marine scheme	2023 (%)	2022 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2023 and 2022, by asset category are as follows:

UK scheme	2023 (%)	2022 (%)
Equity	99	98
Cash	1	2
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.
We are expected to make the following contributions to the schemes during the year ended December 31, 2023, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,175

We are expected to make the following pension disbursements as follows:

Year ending December 31,	UK scheme	Marine scheme
(in thousands of $)
2024	410	2,600
2025	510	2,500
2026	410	2,400
2027	420	2,300
2028	420	2,200
2029 - 2033	2,400	9,000

The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2023	2022
Discount rate	4.63%	4.94%
Rate of compensation increase	2.47%	2.61%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2023	2022
Discount rate	4.64%	4.93%
Expected return on plan assets	4.31%	1.81%
Rate of compensation increase	2.54%	2.49%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2023 and 2022 is based on the weighted average of various returns on assets using the asset allocation as of the beginning of 2023 and 2022. For equities and other asset classes, we have applied an equity risk premium over ten-year governmental bonds.